Subsequent Events (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 05, 2020 USD ($) director $ / shares shares	Mar. 31, 2019 shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 shares
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock | $			$ 2,313
Class A Common stock
Subsequent Event [Line Items]
Sale of units in initial public offering, gross (in shares) | shares		23,000,000		23,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Exchange Ratio Calculation, Numerator Divisor | $	$ 900,000,000
Stockholders' Agreement, Threshold Number OF Directors That Can Be Designated | director	2
Shares Issued, Price Per Share | $ / shares	$ 10
Subsequent Event [Member] | Sponsor
Subsequent Event [Line Items]
Stockholders' Agreement, Threshold Number OF Directors That Can Be Designated | director	2
Subsequent Event [Member] | Romeo Systems Inc. [Member]
Subsequent Event [Line Items]
Merger Agreement, Lockup Period	180 days
Merger Agreement, Notice Period	45 days
Merger Agreement, Threshold Business Days Within Which Shareholders Approval Must Be Obtained	3 years
Subsequent Event [Member] | Borgwarner Inc [Member]
Subsequent Event [Line Items]
Stockholders' Agreement, Threshold Number OF Directors That Can Be Designated | director	1
Subsequent Event [Member] | Class A Common stock | Sponsor
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock | $	$ 150,000,000
Shares Issued, Price Per Share | $ / shares	$ 10.00
Sale of units in initial public offering, gross (in shares) | shares	15,000,000
Subscription Agreement, Termination, Threshold Period At The Election Of Subscriber	270 days
Subsequent Event [Member] | Class A Common stock | Private Placement
Subsequent Event [Line Items]
Subscription Agreements, Number Of Additional Shares With Option To Purchase | shares	2,500,000
Subsequent Event [Member] | Class A Common stock | Private Placement | Sponsor
Subsequent Event [Line Items]
Subscription Agreements, Period Of Option To Purchase Additional Shares	30 days
Subsequent Event [Member] | Class B common stock | Sponsor
Subsequent Event [Line Items]
Merger Agreement, Transfer Restriction Period From Closing Of Merger	1 year
Lock Up Agreement, Transfer Restrictions, Threshold Sale Price Per Share | $ / shares	$ 12.00
Lock Up Agreement, Trading Days	20 days
Lock Up Agreement, Trading Days After Closing Of Merger	150 days
Lock Up Agreement, Transfer Restriction Period	30 days